UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1.	Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

Ticker: SIXH

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$73	0.71%

How did the Fund perform in the last year?

The Fund seeks capital appreciation by pairing a portfolio of equity securities with an index call option writing strategy designed to reduce the exposure of the Fund to broad equity market risk with the goal of providing strong risk-adjusted returns. For the fiscal year ended November 30, 2025, the Fund delivered a return of 4.87% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad-based index, the S&P 500 Index, delivered a return of 15.00% over the same period.

The Fund’s performance was a tale of two periods – first being the post-President Trump election (November 2024) to the Liberation Day fallout (early April 2025) (“phase 1”), and second being the period thereafter (“phase 2”). The Fund outperformed its broad-based index in phase 1 but underperformed in phase 2 as the S&P 500 Index moved aggressively higher after the Liberation Day fallout. The leading contributors to the S&P 500 Index remained top-heavy in those companies most tied-in to the Artificial Intelligence build-out theme, and, while the Fund had exposure to these companies, the Fund tended to be underweight compared to the sizing in the S&P 500 Index. The Fund’s call-option overlay was a net positive for performance in phase 1, but as the broader equity market climbed in a consistent fashion thereafter, the Fund’s hedged strategy was a drag on performance. In totality for the period, the cost of hedging the equity portion of the Fund was a drag on performance, which is an expected outcome of writing call options in an upward market environment.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF - $17,133
S&P 500 Index (USD) (TR)* - $25,417
Cboe S&P 500 BuyWrite Index (USD) (TR)* † - $18,142
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
May/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P 500 BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†
May/20	$10,000	$10,000	$10,000
Nov/20	$10,614	$12,486	$11,600
Nov/21	$11,969	$15,972	$13,706
Nov/22	$13,338	$14,501	$12,771
Nov/23	$13,986	$16,508	$13,827
Nov/24	$16,338	$22,102	$16,564
Nov/25	$17,133	$25,417	$18,142

Since its inception on May 8, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-SIXM-ETF (749-6383) or visit https://6meridianfunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	4.87%	10.05%	10.15%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	18.24%
Cboe S&P 500 BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	9.53%	9.36%	11.29%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$496,807,524	58	$1,682,436	214%

What did the Fund invest in?

Sector Weightings*

Value	Value
Written Options	-1.1%
Short-Term Investment	0.1%
Energy	2.6%
Utilities	3.7%
Real Estate	3.9%
Exchange-Traded Fund	4.3%
Industrials	4.7%
Consumer Discretionary	6.4%
Information Technology	11.7%
Health Care	12.9%
Financials	14.0%
Communication Services	15.7%
Consumer Staples	21.0%

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Bloomberg 1-3 Month T-Bill ETF	4.3%
AT&T	4.0%
Verizon Communications	3.9%
Altria Group	3.9%
PepsiCo	3.9%
Merck	3.2%
Alphabet, Cl A	2.8%
Philip Morris International	2.7%
Colgate-Palmolive	2.7%
US Bancorp	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

*   Percentages are calculated based on total net assets.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF: SIXH

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

SIXH-AR-2025

Exchange Traded Concepts Trust

ETC 6 Meridian Low Beta Equity Strategy ETF

Ticker: SIXL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the ETC 6 Meridian Low Beta Equity Strategy ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Low Beta Equity Strategy ETF	$48	0.49%

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively driven strategy designed to emphasize high-quality securities with relatively low exposure to broad equity market risk (i.e., “beta”). For the fiscal year ended November 30, 2025, the Fund delivered a return of -3.00% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad-based index, the S&P Total Market Index, delivered a return of 13.53% over the same period.  The Fund’s secondary benchmark index, a blended 34/33/33 S&P 500 / SmallCap 600 / MidCap 400 delivered a return of 3.98% over the same period.

The Fund’s performance was a tale of two periods – first being the post-President Trump election (November 2024) to the Liberation Day fallout (early April 2025) (“phase 1”), and second being the period thereafter (“phase 2”). The Fund outperformed the S&P Total Market Index in phase 1 but underperformed in phase 2 as the S&P Total Market Index moved aggressively higher after the Liberation Day fallout. Since broader markets rallied aggressively post-Liberation Day, lower beta stocks did not keep pace, which detracted from the Fund’s relative performance. As the Fund is constructed to be equally-weighted across small-, mid-, and large-capitalization companies, any significant divergence amongst the various market capitalizations in performance of a “cap-weighted” index (e.g., the S&P Total Market Index) can be to the detriment of the Fund’s relative performance as well. The secondary benchmark index is a more suitable comp for the period. While the Fund still trailed the secondary benchmark index, it too mimicked the two-periods mentioned above as the low beta factor was favorable in “phase 1” but became out of favor by the market during “phase 2”.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

ETC 6 Meridian Low Beta Equity Strategy ETF - $15,742

S&P Total Market Index (USD) (TR)* - $24,694

$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
May/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	ETC 6 Meridian Low Beta Equity Strategy ETF	S&P Total Market Index (USD) (TR)Footnote Reference*	34/33/33 S&P 500/SmallCap 600/MidCap 400
May/20	$10,000	$10,000	$10,000
Nov/20	$11,272	$12,786	$13,027
Nov/21	$13,297	$16,173	$16,775
Nov/22	$13,670	$14,353	$15,746
Nov/23	$12,938	$16,165	$16,304
Nov/24	$16,228	$21,751	$21,814
Nov/25	$15,742	$24,694	$22,681

Since its inception on May 8, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-SIXM-ETF (749-6383) or visit https://6meridianfunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
ETC 6 Meridian Low Beta Equity Strategy ETF	-3.00%	6.91%	8.49%
S&P Total Market Index (USD) (TR)Footnote Reference*	13.53%	14.07%	17.63%
34/33/33 S&P 500/SmallCap 600/MidCap 400	3.98%	11.73%	15.85%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$191,377,211	240	$634,800	61%

What did the Fund invest in?

Sector Weightings *

Value	Value
Short-Term Investment	0.6%
Energy	1.7%
Information Technology	2.1%
Communication Services	2.5%
Materials	3.1%
Consumer Discretionary	4.5%
Industrials	7.6%
Real Estate	11.1%
Financials	13.1%
Health Care	15.0%
Consumer Staples	18.2%
Utilities	20.4%

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Protagonist Therapeutics	0.6%
Dycom Industries	0.6%
Coca-Cola Consolidated	0.6%
MDU Resources Group	0.5%
CNX Resources	0.5%
CACI International, Cl A	0.5%
McKesson	0.5%
Clearway Energy, Cl C	0.5%
Cencora, Cl A	0.5%
InterDigital	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

*   Percentages are calculated based on total net assets.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ETC 6 Meridian Low Beta Equity Strategy ETF: SIXL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

SIXL-AR-2025

Exchange Traded Concepts Trust

ETC 6 Meridian Mega Cap Equity ETF

Ticker: SIXA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the ETC 6 Meridian Mega Cap Equity ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Mega Cap Equity ETF	$50	0.48%

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively driven strategy designed to emphasize high-quality, large-capitalization stocks. For the fiscal year ended November 30, 2025, the Fund delivered a return of 10.05% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad-based index, the S&P 500 Index, delivered a return of 15.00% over the same period.

The Fund’s performance was a tale of two periods – first being the post-President Trump election (November 2024) to the Liberation Day fallout (early April 2025) (“phase 1”), and second being the period thereafter (“phase 2”). The Fund outperformed its broad-based index in phase 1 but underperformed in phase 2 as the S&P 500 Index moved aggressively higher after the Liberation Day fallout. The leading contributors to the S&P 500 Index remained top-heavy in those companies most tied-in to the Artificial Intelligence build-out theme, and, while the Fund had exposure to these companies, the Fund tended to be underweight compared to the sizing in the S&P 500 Index. As a multifactor styled portfolio, the Fund saw the primary benefits from its Quality  exposure, which looks at the profitability of a company relative to their asset base.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

ETC 6 Meridian Mega Cap Equity ETF - $22,072
S&P 500 Index (USD) (TR)* - $25,417
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
May/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	ETC 6 Meridian Mega Cap Equity ETF	S&P 500 Index (USD) (TR)Footnote Reference*
May/20	$10,000	$10,000
Nov/20	$11,588	$12,486
Nov/21	$13,974	$15,972
Nov/22	$14,355	$14,501
Nov/23	$14,892	$16,508
Nov/24	$20,057	$22,102
Nov/25	$22,072	$25,417

Since its inception on May 8, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-SIXM-ETF (749-6383) or visit https://6meridianfunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
ETC 6 Meridian Mega Cap Equity ETF	10.05%	13.75%	15.28%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	18.24%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$408,882,894	55	$1,289,744	181%

What did the Fund invest in?

Sector Weightings *

Value	Value
Short-Term Investment	0.2%
Energy	2.6%
Utilities	3.9%
Real Estate	4.0%
Industrials	4.9%
Consumer Discretionary	6.6%
Information Technology	12.1%
Health Care	13.3%
Financials	14.5%
Communication Services	16.2%
Consumer Staples	21.6%

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T	4.1%
Verizon Communications	4.0%
Altria Group	4.0%
PepsiCo	4.0%
Merck	3.3%
Alphabet, Cl A	2.9%
Philip Morris International	2.8%
Colgate-Palmolive	2.8%
US Bancorp	2.7%
Pfizer	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

*   Percentages are calculated based on total net assets.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ETC 6 Meridian Mega Cap Equity ETF: SIXA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

SIXA-AR-2025

Exchange Traded Concepts Trust

ETC 6 Meridian Small Cap Equity ETF

Ticker: SIXS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the ETC 6 Meridian Small Cap Equity ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Small Cap Equity ETF	$52	0.53%

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively driven strategy designed to emphasize high-quality, small-capitalization stocks. For the fiscal year ended November 30, 2025, the Fund delivered a return of -2.63% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad-based index, the S&P Total Markets Index, delivered a return of 13.53% over the same period. The Fund’s secondary benchmark index, the S&P Small Cap 600 Index, delivered a return of -2.37% over the same period. The Fund’s performance was more in line with the  S&P Small Cap 600 Index relative to the broad-based index, which has a significantly stronger leaning into large capitalization stocks.

The Fund is positioned across two factors: Low Beta and Value. The performance of each factor was broadly in line with the secondary benchmark index, as illustrated by the lack of performance variation over the period between the Fund and the more respectable comp of the secondary benchmark. Small capitalization stocks in the US were susceptible to volatile swings amidst the noise stemming from the US Presidential Election, ensuing tariff policies, and changing expectations on the path of interest rates. The Fund is a two-factor portfolio broken between low beta and value securities. The performance of both factors was in line with the broader small cap index, therefore, there was little divergence between the Fund and the more respectable comp of the Secondary Benchmark.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

ETC 6 Meridian Small Cap Equity ETF - $20,393
S&P Total Market Index (USD) (TR)* - $24,694
S&P SmallCap 600 Index (USD) - $20,868
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
May/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	ETC 6 Meridian Small Cap Equity ETF	S&P Total Market Index (USD) (TR)Footnote Reference*	S&P SmallCap 600 Index (USD)
May/20	$10,000	$10,000	$10,000
Nov/20	$13,311	$12,786	$13,532
Nov/21	$18,794	$16,173	$17,784
Nov/22	$17,181	$14,353	$16,718
Nov/23	$17,117	$16,165	$16,047
Nov/24	$20,943	$21,751	$21,374
Nov/25	$20,393	$24,694	$20,868

Since its inception on May 8, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-SIXM-ETF (749-6383) or visit https://6meridianfunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
ETC 6 Meridian Small Cap Equity ETF	-2.63%	8.91%	13.66%
S&P Total Market Index (USD) (TR)Footnote Reference*	13.53%	14.07%	17.63%
S&P SmallCap 600 Index (USD)	-2.37%	9.05%	14.13%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$107,826,501	82	$326,895	82%

What did the Fund invest in?

Sector Weightings *

Value	Value
Short-Term Investment	1.3%
Materials	2.2%
Communication Services	2.4%
Energy	3.4%
Industrials	5.5%
Information Technology	7.2%
Real Estate	8.9%
Consumer Discretionary	10.3%
Utilities	12.2%
Consumer Staples	12.3%
Health Care	15.1%
Financials	19.2%

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
International Seaways	2.6%
EZCORP, Cl A	2.6%
Innoviva	2.4%
HCI Group	2.3%
Enact Holdings	2.3%
Protagonist Therapeutics	1.7%
Cal-Maine Foods	1.7%
Pediatrix Medical Group	1.6%
Teradata	1.6%
Clearway Energy, Cl C	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

*   Percentages are calculated based on total net assets.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ETC 6 Meridian Small Cap Equity ETF: SIXS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

SIXS-AR-2025

Exchange Traded Concepts Trust

ETC 6 Meridian Quality Growth ETF

Ticker: SXQG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the ETC 6 Meridian Quality Growth ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Quality Growth ETF	$60	0.60%

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively driven strategy designed to emphasize high-quality growth stocks. For the fiscal year ended November 30, 2025, the Fund delivered a return of 1.25% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad-based index, the S&P 500 Index, delivered a return of 15.00% over the same period. Performance of securities exhibiting high growth characteristics, as indicated by the Russell 1000 Growth Index, the Fund’s secondary benchmark index (which delivered a return of 20.35% for the period), contributed to the high performance.

The Fund’s performance was a tale of two periods – first being the post-President Trump election (November 2024) to the Liberation Day fallout (early April 2025) (“phase 1”), and second being the period thereafter (“phase 2”). The Fund was similar to the S&P 500 Index during phase 1 of this period as growth-oriented securities were the laggards in that period. Thereafter during phase 2, the Fund performed well but not to the same degree as the S&P 500 Index and Russell 1000 Growth Index, as those indices were more highly concentrated among a few large companies (i.e., NVIDIA, Apple, Microsoft,  Amazon, Alphabet, Meta Platforms, Broadcom, and Tesla). The leading contributors to the S&P 500 Index and Russell 1000 Growth Index remained top-heavy in those companies most tied-in to the Artificial Intelligence build-out theme, and, while the Fund had exposure, the Fund tended to be underweight relative to the sizing in the S&P 500 Index and Russell 1000 Growth Index.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

ETC 6 Meridian Quality Growth ETF - $13,681
S&P 500 Index (USD) (TR)* - $17,492
Russell 1000 Growth Index (USD) (TR)* - $19,635
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
May/21
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	ETC 6 Meridian Quality Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
May/21	$10,000	$10,000	$10,000
Nov/21	$11,030	$10,991	$11,954
Nov/22	$9,019	$9,979	$9,367
Nov/23	$10,419	$11,360	$11,819
Nov/24	$13,511	$15,210	$16,315
Nov/25	$13,681	$17,492	$19,635

Since its inception on May 10, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-SIXM-ETF (749-6383) or visit https://6meridianfunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
ETC 6 Meridian Quality Growth ETF	1.25%	7.11%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	13.04%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	20.35%	15.94%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$67,908,872	90	$192,934	54%

What did the Fund invest in?

Sector Weightings *

Value	Value
Materials	0.0%
Short-Term Investment	0.3%
Energy	0.5%
Industrials	6.8%
Consumer Discretionary	7.4%
Consumer Staples	8.0%
Financials	13.5%
Health Care	17.1%
Communication Services	17.4%
Information Technology	29.0%

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alphabet, Cl A	6.6%
Apple	5.6%
NVIDIA	5.1%
Intuitive Surgical	4.8%
Microsoft	4.8%
Visa, Cl A	4.2%
TJX	4.2%
Meta Platforms, Cl A	4.1%
Costco Wholesale	4.1%
Mastercard, Cl A	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

*   Percentages are calculated based on total net assets.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ETC 6 Meridian Quality Growth ETF: SXQG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

SXQG-AR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$101,500	N/A	N/A	$144,025	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$24,500(1)	N/A	N/A	$35,000(1)	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1)       The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)       Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)      The aggregate non-audit fees and services billed by Cohen for the fiscal years 2025 and 2024 were $24,500 and $35,000, respectively.

(h)       Not Applicable.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6.	Investments.

(a)       The Schedule of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (SIXH)

ETC 6 Meridian Low Beta Equity Strategy ETF (SIXL)

ETC 6 Meridian Mega Cap Equity ETF (SIXA)

ETC 6 Meridian Small Cap Equity ETF (SIXS)

ETC 6 Meridian Quality Growth ETF (SXQG)

Annual Financials and Other Information

November 30, 2025

ETC 6 Meridian

Table of Contents

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-SIXM-ETF (749-6383)

•   https://6meridianfunds.com/investor-materials

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

November 30, 2025

Description	Shares	Fair Value
COMMON STOCK — 96.6%
Communication Services — 15.7%
Alphabet, Cl A(A)	43,843	$14,037,652
AT&T(A)	760,603	19,790,890
Meta Platforms, Cl A(A)	9,752	6,318,808
Netflix*	56,530	6,081,497
T-Mobile US	30,589	6,393,407
Verizon Communications(A)	472,705	19,432,903
Walt Disney	55,468	5,794,742
		77,849,899
Consumer Discretionary — 6.4%
Amazon.com(A)*	24,484	5,710,158
General Motors	91,161	6,702,157
Lowe’s	26,394	6,400,017
McDonald’s	20,984	6,543,231
NIKE, Cl B	99,265	6,415,497
		31,771,060
Consumer Staples — 21.0%
Altria Group(A)	329,233	19,428,039
Coca-Cola(A)	91,495	6,690,115
Colgate-Palmolive	165,888	13,335,736
Costco Wholesale(A)	6,701	6,121,966
Mondelez International, Cl A	219,564	12,640,299
PepsiCo(A)	129,930	19,325,788
Philip Morris International(A)	86,020	13,546,430
Procter & Gamble	42,015	6,224,943
Walmart(A)	61,215	6,764,870
		104,078,186
Description	Shares	Fair Value
Energy — 2.6%
Exxon Mobil(A)	109,338	$12,674,461
Financials — 14.0%
American Express	17,199	6,282,279
American International Group	78,761	5,998,438
Bank of New York Mellon	57,553	6,451,691
Charles Schwab(A)	133,531	12,382,330
Goldman Sachs Group	7,918	6,540,585
JPMorgan Chase	20,104	6,294,160
Morgan Stanley	38,002	6,447,419
US Bancorp	266,800	13,086,540
Wells Fargo	71,238	6,115,782
		69,599,224
Health Care — 12.9%
Amgen	20,989	7,250,860
Eli Lilly	6,938	7,461,611
Gilead Sciences(A)	50,956	6,412,303
Johnson & Johnson(A)	33,389	6,908,852
Medtronic PLC	68,946	7,262,082
Merck	150,786	15,806,896
Pfizer	504,388	12,982,947
		64,085,551
Industrials — 4.7%
General Electric	20,152	6,014,365
Lockheed Martin	12,748	5,836,799
RTX	35,129	6,144,413
Uber Technologies*	62,364	5,459,345
		23,454,922
Information Technology — 11.7%
Apple(A)	23,115	6,445,618
Broadcom	17,155	6,912,779
International Business Machines	20,408	6,297,501
Intuit	9,197	5,831,634
NVIDIA(A)	60,125	10,642,125
Palantir Technologies, Cl A(A)*	30,019	5,056,701
Qualcomm(A)	68,829	11,569,466
ServiceNow*	6,806	5,529,262
		58,285,086
Real Estate — 3.9%
American Tower, Cl A‡	70,416	12,764,308
Simon Property Group‡(A)	35,200	6,558,464
		19,322,772
Utilities — 3.7%
Duke Energy(A)	100,576	12,465,389
Southern(A)	66,764	6,083,536
		18,548,925

Total Common Stock (Cost $451,584,006)		479,670,086

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

November 30, 2025 (Concluded)

Description	Shares	Fair Value
EXCHANGE-TRADED FUND — 4.3%
Domestic Fixed Income — 4.3%
SPDR Bloomberg 1-3 Month T-Bill ETF	234,982	$21,552,549

Total Exchange-Traded Fund (Cost $21,533,750)		21,552,549
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(B)	525,174	525,174

Total Short-Term Investment (Cost $525,174)		525,174

Total Investments — 101.0% (Cost $473,642,930)		$501,747,809

WRITTEN OPTIONS — -1.1%
Total Written Options (Premiums Received $6,611,722)		$(5,353,495)

A list of the Exchange Traded Option Contracts held by the Fund at November 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — -1.1%

Call Options
S&P 500 Index*	(353)	$241,772,877	$6,950	12/19/25	$(1,519,665)
S&P 500 Index*	(383)	262,320,147	$6,950	01/16/26	(3,833,830)

TOTAL WRITTEN OPTIONS (Premiums Received $6,611,722)					$(5,353,495)

Percentages are based on Net Assets of $496,807,524.

‡      Real Estate Investment Trust.

*       Non-income producing security.

(A)   All or a portion of these securities has been pledged as collateral on written options with a fair value of $103,785,401.

(B)   The rate shown is the 7-day effective yield as of November 30, 2025.

Cl       — Class

ETF    — Exchange-Traded Fund

PLC    — Public Limited Company

S&P    — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of November 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2025

Sector Weightings (Unaudited)

20.4% Utilities
18.2% Consumer Staples
15.0% Health Care
13.1% Financials
11.1% Real Estate
7.6% Industrials
4.5% Consumer Discretionary
3.1% Materials
2.5% Communication Services
2.1% Information Technology
1.7% Energy
0.6% Short-Term Investment

Description	Shares	Fair Value
COMMON STOCK — 99.3%
Communication Services — 2.5%
AT&T	26,763	$696,373
Electronic Arts	4,699	949,339
Madison Square Garden Sports*	4,043	921,925
New York Times, Cl A	13,425	865,913
T-Mobile US	3,134	655,037
Verizon Communications	17,843	733,526
		4,822,113
Consumer Discretionary — 4.5%
AutoZone*	190	751,323
H&R Block	15,489	652,397
McDonald’s	2,520	785,786
Monarch Casino & Resort	7,775	750,909
Murphy USA	2,047	788,238
O’Reilly Automotive*	7,556	768,445
Planet Fitness, Cl A*	7,580	848,733
Service Corp International	10,178	808,439
Strategic Education	9,662	753,829
Stride*	4,927	313,012
Sturm Ruger	22,389	674,357
Wendy’s	76,660	647,777
		8,543,245
Consumer Staples — 18.2%
Albertsons, Cl A	41,548	761,575
Altria Group	11,899	702,160
Archer-Daniels-Midland	12,583	764,291
BJ’s Wholesale Club Holdings*	8,166	728,652
Boston Beer, Cl A*	3,489	679,657
Description	Shares	Fair Value
Consumer Staples — continued
Cal-Maine Foods	6,959	$579,824
Casey’s General Stores	1,568	894,481
Chefs’ Warehouse*	12,380	759,142
Church & Dwight	8,267	704,018
Clorox	6,235	673,006
Coca-Cola	11,655	852,213
Coca-Cola Consolidated	6,558	1,068,626
Colgate-Palmolive	9,303	747,868
Dollar General	7,247	793,474
Energizer Holdings	27,525	501,781
Flowers Foods	53,471	573,744
Fresh Del Monte Produce	22,060	797,248
Hershey	4,272	803,478
Hormel Foods	30,862	716,307
Ingredion	6,167	663,199
J & J Snack Foods	7,266	671,015
John B Sanfilippo & Son	12,316	894,511
Kenvue	42,529	737,878
Keurig Dr Pepper	27,642	771,212
Kimberly-Clark	6,099	665,523
Kraft Heinz	29,019	740,275
Kroger	11,688	786,369
Lancaster Colony	4,296	717,174
Maplebear*	17,485	734,545
McCormick	11,169	753,684
Molson Coors Beverage, Cl B	15,717	730,998
Mondelez International, Cl A	12,828	738,508
Monster Beverage*	12,681	950,948
National Beverage*	19,794	674,184
PepsiCo	5,410	804,683
Philip Morris International	4,904	772,282
Pilgrim’s Pride	17,880	680,155
Post Holdings*	7,315	760,979
PriceSmart	7,201	886,443
Procter & Gamble	4,949	733,244
Simply Good Foods*	27,836	547,813
Sprouts Farmers Market*	5,706	478,220
Sysco	9,607	732,053
Tootsie Roll Industries	19,401	744,227
Tyson Foods, Cl A	14,092	818,041
Universal	14,267	752,727
WD-40	3,633	711,341
		34,753,776

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2025 (Continued)

Description	Shares	Fair Value
Energy — 1.7%
Antero Midstream	43,392	$781,490
CNX Resources*	26,800	1,040,912
Dorian LPG	25,471	631,172
International Seaways	16,926	896,570
		3,350,144
Financials — 13.1%
American Financial Group	5,714	786,932
AMERISAFE	17,264	704,371
Assured Guaranty	9,636	872,443
Cboe Global Markets	3,407	879,585
Chubb	2,858	846,482
CME Group, Cl A	3,025	851,417
Employers Holdings	18,599	741,170
Enact Holdings	20,531	794,755
Essent Group	12,402	778,350
EZCORP, Cl A*	47,335	912,619
Fidelity National Financial	13,076	777,107
FirstCash Holdings	5,383	852,721
Franklin BSP Realty Trust‡	67,855	707,049
HA Sustainable Infrastructure Capital	28,091	965,207
Hanover Insurance Group	4,460	827,553
HCI Group	4,645	825,649
Horace Mann Educators	17,112	783,387
MarketAxess Holdings	4,225	692,435
Marsh & McLennan	3,890	713,621
NMI Holdings, Cl A*	19,809	755,713
Old Republic International	19,578	902,546
Palomar Holdings*	6,428	798,422
RenaissanceRe Holdings	3,291	859,511
RLI	11,807	728,020
Ryan Specialty Holdings, Cl A	14,559	845,441
Safety Insurance Group	10,911	829,454
Selective Insurance Group	9,923	779,551
SiriusPoint*	42,191	877,573
Starwood Property Trust‡	38,442	705,026
Willis Towers Watson	2,407	772,647
WR Berkley	11,006	855,056
		25,021,813
Health Care — 15.0%
Abbott Laboratories	5,957	767,857
Addus HomeCare*	6,994	840,679
ANI Pharmaceuticals*	8,306	704,764
BioMarin Pharmaceutical*	13,710	766,800
Bristol-Myers Squibb	16,801	826,609
Cencora, Cl A	2,708	999,063
Chemed	1,702	747,501
Description	Shares	Fair Value
Health Care — continued
Cigna Group	2,596	$719,819
Collegium Pharmaceutical*	20,667	964,735
Dynavax Technologies*	78,718	895,024
Encompass Health	6,308	733,116
Ensign Group	4,552	844,578
Exelixis*	20,908	923,506
Gilead Sciences	6,885	866,408
Halozyme Therapeutics*	10,570	754,698
Harmony Biosciences Holdings*	22,004	776,521
HCA Healthcare	1,883	957,110
HealthStream	28,141	707,746
Hologic*	11,864	889,444
Innoviva*	38,667	840,234
Johnson & Johnson	4,440	918,725
Lantheus Holdings*	14,465	851,555
McKesson	1,154	1,016,813
Option Care Health*	27,224	846,666
Pacira BioSciences*	29,939	705,662
Penumbra*	2,816	825,567
Prestige Consumer Healthcare*	12,174	724,962
Progyny*	35,117	926,035
Protagonist Therapeutics*	13,085	1,177,650
Quest Diagnostics	4,316	816,501
Supernus Pharmaceuticals*	17,218	784,969
TG Therapeutics*	24,587	817,764
United Therapeutics*	1,979	961,794
Zimmer Biomet Holdings	7,491	730,522
		28,631,397
Industrials — 7.6%
CACI International, Cl A*	1,669	1,029,940
CSG Systems International	12,220	962,570
Dycom Industries*	3,190	1,153,281
FTI Consulting*	4,696	766,152
Genpact	17,644	777,395
L3Harris Technologies	2,908	810,430
Liquidity Services*	29,581	888,613
Lockheed Martin	1,708	782,025
MAXIMUS	8,975	772,658
Northrop Grumman	1,365	781,121
RB Global	6,885	676,107
Republic Services, Cl A	3,449	748,640
Rollins	14,012	861,458
Science Applications International	7,549	650,799
Tetra Tech	21,942	762,265
Verisk Analytics, Cl A	2,930	659,455
Verra Mobility, Cl A*	31,854	695,054
Waste Management	3,600	784,332
		14,562,295

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2025 (Continued)

Description	Shares	Fair Value
Information Technology — 2.1%
Box, Cl A*	24,167	$713,893
Guidewire Software*	3,040	656,579
InterDigital	2,753	984,886
Jack Henry & Associates	4,883	851,986
Progress Software*	18,181	752,875
		3,960,219
Materials — 3.1%
AptarGroup	5,715	712,946
Balchem	4,916	767,929
CF Industries Holdings	9,376	737,891
Crown Holdings	8,404	813,759
Graphic Packaging Holding	36,781	595,117
NewMarket	976	745,205
Royal Gold	4,286	873,658
Sensient Technologies	7,018	684,185
		5,930,690
Real Estate — 11.1%
Alexander & Baldwin‡	40,736	636,704
American Homes 4 Rent, Cl A‡	22,725	729,927
American Tower, Cl A‡	3,994	723,992
Centerspace‡	13,091	873,955
COPT Defense Properties‡	25,829	793,725
CubeSmart‡	18,973	706,365
Elme Communities‡	45,987	798,334
EPR Properties‡	14,870	777,255
Equity LifeStyle Properties‡	12,832	806,748
Essential Properties Realty Trust‡	25,711	814,010
Four Corners Property Trust‡	30,331	729,157
Gaming and Leisure Properties‡	16,353	711,846
Getty Realty‡	27,431	780,960
Global Net Lease‡	98,614	809,621
Healthcare Realty Trust, Cl A‡	43,849	799,367
LTC Properties‡	21,625	789,096
National Storage Affiliates Trust‡	23,780	700,321
NNN REIT‡	18,267	755,340
Omega Healthcare Investors‡	18,357	842,954
Rayonier‡	29,604	657,505
Sabra Health Care REIT‡	41,614	811,889
Saul Centers‡	23,776	739,434
SITE Centers‡	84,785	624,018
Universal Health Realty Income Trust‡	19,147	778,326
Veris Residential‡	48,791	734,793
VICI Properties, Cl A‡	23,571	679,316
Whitestone REIT, Cl B‡	60,082	798,490
WP Carey‡	11,627	783,311
		21,186,759
Description	Shares	Fair Value
Utilities — 20.4%
ALLETE	12,443	$841,396
Alliant Energy	12,257	851,494
Ameren	7,870	836,975
American Electric Power	7,327	906,863
American States Water	10,609	782,626
American Water Works	5,517	717,596
Atmos Energy	4,757	838,992
Avista	21,480	888,842
Black Hills	13,269	979,120
California Water Service Group	16,816	762,942
CenterPoint Energy	20,961	838,021
Chesapeake Utilities	6,308	877,190
Clearway Energy, Cl C	27,613	1,011,188
CMS Energy	11,069	835,045
Consolidated Edison	8,077	810,608
DTE Energy	5,798	794,500
Duke Energy	6,566	813,790
Entergy	9,024	880,020
Essential Utilities	20,124	796,709
Evergy	11,063	859,042
Eversource Energy	12,467	837,533
Exelon	18,236	859,280
FirstEnergy	18,215	869,220
IDACORP, Cl Rights	6,319	832,718
MDU Resources Group	48,944	1,043,486
MGE Energy	9,345	773,953
Middlesex Water	14,619	750,101
National Fuel Gas	9,150	754,418
New Jersey Resources	16,831	809,234
NextEra Energy	11,170	963,859
Northwest Natural Holding	18,927	936,319
OGE Energy	17,937	821,156
ONE Gas	10,423	872,822
Ormat Technologies	8,694	981,639
Otter Tail	9,441	776,050
Pinnacle West Capital	8,899	808,563
Portland General Electric	18,498	940,068
PPL	22,022	812,612
SJW Group	15,692	728,580
Southern	8,628	786,183
Southwest Gas Holdings	10,075	836,729
Spire	10,483	929,423
UGI	22,909	906,051
Unitil	17,127	860,289
WEC Energy Group	7,349	823,602
Xcel Energy	10,896	894,671
		39,131,518
Total Common Stock
(Cost $180,198,269)		189,893,969

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2025 (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.6%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(A)	1,240,948	$1,240,948
Total Short-Term Investment (Cost $1,240,948)		1,240,948
Total Investments — 99.9% (Cost $181,439,217)		$191,134,917

Percentages are based on Net Assets $191,377,211.

‡      Real Estate Investment Trust.

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of November 30, 2025.

Cl — Class

REIT — Real Estate Investment Trust

As of November 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

November 30, 2025

Sector Weightings (Unaudited)

21.6% Consumer Staples
16.2% Communication Services
14.5% Financials
13.3% Health Care
12.1% Information Technology
6.6% Consumer Discretionary
4.9% Industrials
4.0% Real Estate
3.9% Utilities
2.6% Energy
0.2% Short-Term Investment

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Communication Services — 16.2%
Alphabet, Cl A	37,272	$11,933,749
AT&T	646,678	16,826,562
Meta Platforms, Cl A	8,291	5,372,153
Netflix*	48,062	5,170,510
T-Mobile US	26,005	5,435,305
Verizon Communications	401,901	16,522,150
Walt Disney	47,159	4,926,701
		66,187,130
Consumer Discretionary — 6.6%
Amazon.com*	20,816	4,854,707
General Motors	77,507	5,698,315
Lowe’s	22,438	5,440,766
McDonald’s	17,840	5,562,869
NIKE, Cl B	84,398	5,454,643
		27,011,300
Consumer Staples — 21.6%
Altria Group	279,920	16,518,079
Coca-Cola	77,791	5,688,078
Colgate-Palmolive	141,044	11,338,527
Costco Wholesale	5,697	5,204,722
Mondelez International, Cl A	186,680	10,747,168
PepsiCo	110,465	16,430,564
Philip Morris International	73,135	11,517,300
Procter & Gamble	35,721	5,292,423
Walmart	52,048	5,751,825
		88,488,686
Description	Shares	Fair Value
Energy — 2.6%
Exxon Mobil	92,963	$10,776,271
Financials — 14.5%
American Express	14,620	5,340,247
American International Group	66,963	5,099,902
Bank of New York Mellon	48,930	5,485,053
Charles Schwab	113,532	10,527,822
Goldman Sachs Group	6,710	5,542,729
JPMorgan Chase	17,092	5,351,163
Morgan Stanley	32,309	5,481,545
US Bancorp	226,843	11,126,649
Wells Fargo	60,567	5,199,677
		59,154,787
Health Care — 13.3%
Amgen	17,844	6,164,388
Eli Lilly	5,898	6,343,122
Gilead Sciences	43,322	5,451,641
Johnson & Johnson	28,386	5,873,631
Medtronic PLC	58,620	6,174,445
Merck	128,203	13,439,520
Pfizer	428,851	11,038,625
		54,485,372
Industrials — 4.9%
General Electric	17,132	5,113,045
Lockheed Martin	10,836	4,961,371
RTX	29,866	5,223,862
Uber Technologies*	53,024	4,641,721
		19,939,999
Information Technology — 12.1%
Apple	19,652	5,479,960
Broadcom	14,583	5,876,366
International Business Machines	17,351	5,354,172
Intuit	7,818	4,957,237
NVIDIA	51,118	9,047,886
Palantir Technologies, Cl A*	25,521	4,299,013
Qualcomm	58,517	9,836,122
ServiceNow*	5,785	4,699,792
		49,550,548
Real Estate — 4.0%
American Tower, Cl A‡	59,870	10,852,635
Simon Property Group‡	29,928	5,576,185
		16,428,820

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

November 30, 2025 (Concluded)

Description	Shares	Fair Value
Utilities — 3.9%
Duke Energy	85,513	$10,598,481
Southern	56,763	5,172,245
		15,770,726
Total Common Stock (Cost $386,529,861)		407,793,639
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(A)	721,863	721,863

Total Short-Term Investment (Cost $721,863)		721,863

Total Investments — 99.9% (Cost $387,251,724)		$408,515,502

Percentages are based on Net Assets of $408,882,894.

‡      Real Estate Investment Trust.

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of November 30, 2025.

Cl — Class

PLC — Public Limited Company

As of November 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

November 30, 2025

Sector Weightings (Unaudited)

19.2% Financials
15.1% Health Care
12.3% Consumer Staples
12.2% Utilities
10.3% Consumer Discretionary
8.9% Real Estate
7.2% Information Technology
5.5% Industrials
3.4% Energy
2.4% Communication Services
2.2% Materials
1.3% Short-Term Investment

Description	Shares	Fair Value
COMMON STOCK — 98.7%
Communication Services — 2.4%
Madison Square Garden Sports*	6,283	$1,432,713
Yelp, Cl A*	38,868	1,123,674
		2,556,387
Consumer Discretionary — 10.3%
Asbury Automotive Group*	4,757	1,106,336
G-III Apparel Group*	44,594	1,299,915
Green Brick Partners*	17,114	1,161,698
Leggett & Platt	125,856	1,291,283
M*	8,013	1,102,509
Perdoceo Education	37,492	1,048,276
Sally Beauty Holdings*	87,200	1,382,992
Stride*	7,598	482,701
Sturm Ruger	35,292	1,062,995
Tri Pointe Homes*	33,934	1,157,828
		11,096,533
Consumer Staples — 12.3%
Cal-Maine Foods	21,893	1,824,125
Central Garden & Pet, Cl A*	32,803	1,120,550
Fresh Del Monte Produce	34,504	1,246,974
J & J Snack Foods	11,383	1,051,220
John B Sanfilippo & Son	19,367	1,406,625
National Beverage*	29,827	1,015,908
PriceSmart	11,244	1,384,136
Tootsie Roll Industries	30,483	1,169,340
Universal	22,431	1,183,460
USANA Health Sciences*	38,802	770,220
WD-40	5,687	1,113,515
		13,286,073
Description	Shares	Fair Value
Energy — 3.4%
International Seaways	53,787	$2,849,097
SM Energy	43,699	832,466
		3,681,563
Financials — 19.2%
AMERISAFE	26,090	1,064,472
Artisan Partners Asset Management, Cl A	26,234	1,088,186
Bread Financial Holdings	18,395	1,245,893
Employers Holdings	28,437	1,133,214
Enact Holdings	64,474	2,495,789
Enova International*	9,986	1,309,065
EZCORP, Cl A*	146,500	2,824,520
HCI Group	14,198	2,523,695
Lincoln National	28,508	1,172,819
NMI Holdings, Cl A*	30,726	1,172,197
PROG Holdings	34,745	999,961
Safety Insurance Group	16,862	1,281,849
SiriusPoint*	65,365	1,359,592
World Acceptance*	7,010	1,084,167
		20,755,419
Health Care — 15.1%
AdaptHealth, Cl A*	133,782	1,292,334
Addus HomeCare*	11,016	1,324,123
Alkermes*	42,605	1,260,256
Catalyst Pharmaceuticals*	62,229	1,456,781
Dynavax Technologies*	123,460	1,403,740
Embecta	85,076	1,085,144
Harmony Biosciences Holdings*	33,943	1,197,848
Innoviva*	118,349	2,571,724
Pacira BioSciences*	46,119	1,087,025
Pediatrix Medical Group*	72,436	1,744,984
Protagonist Therapeutics*	20,673	1,860,570
		16,284,529
Industrials — 5.5%
DNOW*	76,999	1,074,906
Greenbrier	26,204	1,165,554
Korn Ferry	16,722	1,099,806
Matson	11,803	1,286,291
Sun Country Airlines Holdings*	95,072	1,302,486
		5,929,043
Information Technology — 7.2%
Box, Cl A*	37,653	1,112,270
DXC Technology*	85,017	1,122,224
Harmonic*	124,207	1,187,419
NetScout Systems*	49,187	1,322,147
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

November 30, 2025 (Concluded)

Description	Shares	Fair Value
Information Technology — continued
Photronics*	55,451	$1,270,382
Teradata*	60,016	1,718,858
		7,733,300
Materials — 2.2%
SunCoke Energy	161,991	1,056,181
Sylvamo	27,589	1,306,891
		2,363,072
Real Estate — 8.9%
Alexander & Baldwin‡	64,373	1,006,150
Elme Communities‡	71,928	1,248,670
Essential Properties Realty Trust‡	40,082	1,268,996
Four Corners Property Trust‡	47,371	1,138,799
Getty Realty‡	43,036	1,225,235
LTC Properties‡	33,859	1,235,515
Universal Health Realty Income Trust‡	30,089	1,223,118
Whitestone REIT, Cl B‡	94,344	1,253,832
		9,600,315
Utilities — 12.2%
American States Water	16,603	1,224,803
Avista	33,656	1,392,685
California Water Service Group	26,390	1,197,314
Chesapeake Utilities	9,900	1,376,694
Clearway Energy, Cl C	42,946	1,572,682
MGE Energy	14,457	1,197,329
Middlesex Water	23,150	1,187,827
Northwest Natural Holding	29,654	1,466,983
SJW Group	24,672	1,145,521
Unitil	26,897	1,351,037
		13,112,875

Total Common Stock
(Cost $101,887,114)		106,399,109
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 1.3%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(A)	1,384,870	$1,384,870
Total Short-Term Investment (Cost $1,384,870)		1,384,870
Total Investments — 100.0% (Cost $103,271,984)		$107,783,979

Percentages are based on Net Assets of $107,826,501.

‡      Real Estate Investment Trust.

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of November 30, 2025.

Cl — Class

As of November 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

November 30, 2025

Description	Shares	Fair Value
COMMON STOCK†† — 99.7%
Communication Services — 17.4%
Alphabet, Cl A	13,969	$4,472,595
Cargurus, Cl A*	1,862	65,691
IDT, Cl B	420	20,903
Meta Platforms, Cl A	4,346	2,815,991
Netflix*	23,626	2,541,685
Pinterest, Cl A*	12,226	319,343
Spotify Technology*	2,551	1,527,718
Yelp, Cl A*	1,185	34,258
		11,798,184
Consumer Discretionary — 7.4%
Cavco Industries*	151	89,943
Chewy, Cl A*	7,744	269,259
Deckers Outdoor*	3,021	265,938
Duolingo, Cl A*	870	166,527
Grand Canyon Education*	533	84,075
Lululemon Athletica*	2,693	495,997
Monarch Casino & Resort	247	23,855
On Holding, Cl A*	5,406	237,810
Rush Street Interactive*	4,255	78,462
TJX	18,803	2,856,552
Ulta Beauty*	884	476,326
		5,044,744
Consumer Staples — 8.0%
Cal-Maine Foods	914	76,154
Colgate-Palmolive	15,599	1,254,004
Costco Wholesale	3,024	2,762,696
Inter Parfums	354	28,769
Lancaster Colony	384	64,105
Description	Shares	Fair Value
Consumer Staples — continued
Monster Beverage*	13,628	$1,021,964
Sprouts Farmers Market*	1,901	159,323
Vital Farms*	714	23,348
WD-40	260	50,908
		5,441,271
Energy — 0.5%
Texas Pacific Land	374	323,244
Financials — 13.5%
Dave*	247	53,910
Kinsale Capital Group	436	167,817
Mastercard, Cl A	5,016	2,761,458
Progressive	10,680	2,443,477
Remitly Global*	3,215	43,547
Toast, Cl A*	10,932	373,765
Tradeweb Markets, Cl A	4,368	475,501
Visa, Cl A	8,593	2,873,843
		9,193,318
Health Care — 17.1%
ACADIA Pharmaceuticals*	2,441	61,123
ADMA Biologics*	4,620	88,611
Alkermes*	3,215	95,100
Amneal Pharmaceuticals*	3,219	40,302
Catalyst Pharmaceuticals*	2,198	51,455
Cencora, Cl A	3,554	1,311,177
Chemed	276	121,217
Corcept Therapeutics*	1,704	135,298
CorVel*	530	38,785
Doximity, Cl A*	3,170	163,065
Exelixis*	4,987	220,276
Halozyme Therapeutics*	2,176	155,366
Harmony Biosciences Holdings*	952	33,596
IDEXX Laboratories*	1,512	1,138,355
Incyte*	3,108	324,662
Intuitive Surgical*	5,632	3,229,839
Krystal Biotech*	514	112,052
Lantheus Holdings*	1,294	76,178
Neurocrine Biosciences*	1,860	283,018
Penumbra*	718	210,496
Progyny*	1,573	41,480
PTC Therapeutics*	1,545	132,854
ResMed	2,770	708,649
Veeva Systems, Cl A*	2,773	666,324
Vertex Pharmaceuticals*	5,005	2,170,218
		11,609,496

The accompanying notes are an integral part of the financial statements.

 ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

November 30, 2025 (Concluded)

Description	Shares	Fair Value
Industrials — 6.8%
Booz Allen Hamilton Holding, Cl A	2,388	$199,302
Cintas	6,799	1,264,750
Copart*	17,648	687,919
ExlService Holdings*	3,013	119,707
Fastenal	23,278	940,431
Legalzoom.com*	3,419	31,899
Rollins	5,711	351,112
Watts Water Technologies, Cl A	630	173,805
WW Grainger	895	849,024
		4,617,949
Information Technology — 29.0%
Appfolio, Cl A*	628	143,360
Apple	13,742	3,831,957
Arista Networks*	17,996	2,351,717
Badger Meter	569	101,589
Clear Secure, Cl A	2,497	88,643
Dynatrace*	5,817	259,206
InterDigital	468	167,427
Intuit	3,943	2,500,177
Manhattan Associates*	1,110	195,860
Microsoft	6,563	3,229,062
Monolithic Power Systems	882	818,646
Napco Security Technologies	638	25,775
NVIDIA	19,422	3,437,694
Pegasystems	1,674	91,685
Qualys*	688	96,905
ServiceNow*	2,818	2,289,371
Ubiquiti	76	44,315
		19,673,389
Materials — 0.0%
United States Lime & Minerals	203	24,679

Total Common Stock (Cost $58,979,592)		67,726,274
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(A)	211,785	$211,785
Total Short-Term Investment (Cost $211,785)		211,785
Total Investments — 100.0% (Cost $59,191,377)		$67,938,059

Percentages are based on Net Assets of $67,908,872.

††   Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of November 30, 2025.

Cl — Class

As of November 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

November 30, 2025

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Assets:
Investments, at Cost	$473,642,930	$181,439,217	$387,251,724
Investments, at Fair Value	$501,747,809	$191,134,917	$408,515,502
Cash and Cash Equivalents	14,472	—	—
Dividends Receivable	717,521	355,120	604,954
Deposits at Broker for Options	15,126	—	—
Tax Reclaims Receivable	—	213	—
Total Assets	502,494,928	191,490,250	409,120,456

Liabilities:
Written Options, at Value (Premiums Received $6,611,722, $— and $—, respectively)	5,353,495	—	—
Advisory Fees Payable	125,194	48,012	102,038
Accrued Interest Expense on Broker Account	55,207	—	—
Payable due to Administrator	26,916	10,255	22,213
Audit Fees Payable	17,500	17,500	17,500
Payable for Trustees’ Fee	12,280	4,299	9,861
Transfer Agent Fees Payable	11,809	12,499	22,897
Chief Compliance Officer Fees Payable	3,896	1,364	3,128
Other Accrued Expenses	81,107	19,110	59,925

Total Liabilities	5,687,404	113,039	237,562

Net Assets	$496,807,524	$191,377,211	$408,882,894

Net Assets Consist of:
Paid-in Capital	$678,600,437	$223,383,886	$466,329,710
Total Distributable Earnings (Accumulated Losses)	(181,792,913)	(32,006,675)	(57,446,816)
Net Assets	$496,807,524	$191,377,211	$408,882,894

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	12,750,000	5,125,000	8,175,000
Net Asset Value, Offering and Redemption Price Per Share	$38.97	$37.34	$50.02

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

November 30, 2025 (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Assets:
Investments, at Cost	$103,271,984	$59,191,377
Investments, at Fair Value	$107,783,979	$67,938,059
Dividends Receivable	120,328	31,256
Total Assets	107,904,307	67,969,315

Liabilities:
Advisory Fees Payable	26,876	16,809
Audit Fees Payable	17,500	17,500
Transfer Agent Fees Payable	11,969	12,505
Payable due to Administrator	5,761	3,629
Payable for Trustees’ Fee	2,399	1,527
Chief Compliance Officer Fees Payable	761	484
Other Accrued Expenses	12,540	7,989

Total Liabilities	77,806	60,443

Net Assets	$107,826,501	$67,908,872

Net Assets Consist of:
Paid-in Capital	$136,396,251	$69,664,646
Total Distributable Earnings (Accumulated Losses)	(28,569,750)	(1,755,774)
Net Assets	$107,826,501	$67,908,872

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	2,150,000	2,050,000
Net Asset Value, Offering and Redemption Price Per Share	$50.15	$33.13

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the Year Ended November 30, 2025

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Investment Income:
Dividend Income	$14,722,758	$4,836,984	$11,084,064
Less: Reclaims Withheld	—	(1,696)	—
Total Investment Income	14,722,758	4,835,288	11,084,064

Expenses:
Advisory Fees	1,682,436	634,800	1,289,744
Interest Expense on Broker Account	1,232,026	—	—
Administration Fees	343,741	128,622	266,314
Trustees’ Fees	74,423	27,684	57,036
Custodian Fees	58,813	22,834	45,487
Registration Fees	38,839	14,184	35,032
Transfer Agent Fees	36,228	40,491	66,364
Legal Fees	26,934	9,921	21,008
Chief Compliance Officer Fees	23,808	8,861	18,219
Printing Fees	19,437	6,804	15,574
Audit Fees	17,500	17,500	17,500
Pricing Fees	2,107	777	1,661
Other Fees	58,012	15,605	36,463
Total Expenses	3,614,304	928,083	1,870,402

Net Investment Income (Loss)	11,108,454	3,907,205	9,213,662

Net Realized Gain (Loss) on:
Investments(1)	70,029,269	10,144,269	49,171,909
Written Options	(31,724,610)	—	—

Net Realized Gain (Loss)	38,304,659	10,144,269	49,171,909

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(31,245,672)	(19,555,158)	(16,480,280)
Written Options	2,867,084	—	—

Net Change in Unrealized Appreciation (Depreciation)	(28,378,588)	(19,555,158)	(16,480,280)

Net Realized and Unrealized Gain (Loss)	9,926,071	(9,410,889)	32,691,629

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,034,525	$(5,503,684)	$41,905,291

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the Year Ended November 30, 2025 (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Investment Income:
Dividend Income	$2,086,210	$427,353
Total Investment Income	2,086,210	427,353

Expenses:
Advisory Fees	326,895	192,934
Administration Fees	66,257	39,419
Transfer Agent Fees	36,949	38,443
Audit Fees	17,500	17,500
Trustees’ Fees	14,323	8,453
Registration Fees	13,731	12,267
Custodian Fees	13,694	7,043
Legal Fees	5,171	3,077
Chief Compliance Officer Fees	4,582	2,703
Printing Fees	3,565	2,170
Pricing Fees	401	244
Other Fees	10,209	7,762
Advisory Waiver Recapture (Note 3)	—	18,719
Total Expenses	513,277	350,734

Net Investment Income (Loss)	1,572,933	76,619

Net Realized Gain (Loss) on:
Investments(1)	3,593,637	1,851,064
Net Realized Gain (Loss)	3,593,637	1,851,064

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,231,727)	(895,277)
Net Change in Unrealized Appreciation (Depreciation)	(7,231,727)	(895,277)

Net Realized and Unrealized Gain (Loss)	(3,638,090)	955,787

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,065,157)	$1,032,406

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$11,108,454	$6,509,608
Net Realized Gain (Loss)(1)	38,304,659	8,041,593
Net Change in Unrealized Appreciation (Depreciation)	(28,378,588)	47,511,854
Net Increase (Decrease) in Net Assets Resulting from Operations	21,034,525	62,063,055

Distributions:	(11,333,996)	(6,609,357)

Capital Share Transactions:
Issued	764,950,488	534,744,248
Redeemed	(725,319,844)	(505,706,320)
Increase (Decrease) in Net Assets from Capital Share Transactions	39,630,644	29,037,928

Total Increase (Decrease) in Net Assets	49,331,173	84,491,626

Net Assets:
Beginning of Year	447,476,351	362,984,725
End of Year	$496,807,524	$447,476,351

Share Transactions:
Issued	19,875,000	15,050,000
Redeemed	(18,900,000)	(14,250,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	975,000	800,000

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Low Beta Equity Strategy ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$3,907,205	$2,115,320
Net Realized Gain (Loss)(1)	10,144,269	5,348,393
Net Change in Unrealized Appreciation (Depreciation)	(19,555,158)	29,941,041
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,503,684)	37,404,754

Distributions:	(4,017,589)	(2,172,352)

Capital Share Transactions:
Issued	96,351,484	85,327,684
Redeemed	(86,150,834)	(69,631,940)
Increase (Decrease) in Net Assets from Capital Share Transactions	10,200,650	15,695,744

Total Increase (Decrease) in Net Assets	679,377	50,928,146

Net Assets:
Beginning of Year	190,697,834	139,769,688
End of Year	$191,377,211	$190,697,834

Share Transactions:
Issued	2,575,000	2,425,000
Redeemed	(2,300,000)	(1,975,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	275,000	450,000

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Mega Cap Equity ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$9,213,662	$4,245,598
Net Realized Gain (Loss)(1)	49,171,909	38,033,297
Net Change in Unrealized Appreciation (Depreciation)	(16,480,280)	27,873,938
Net Increase (Decrease) in Net Assets Resulting from Operations	41,905,291	70,152,833

Distributions:	(9,358,606)	(4,297,958)

Capital Share Transactions:
Issued	643,319,409	326,599,050
Redeemed	(559,067,922)	(291,211,869)
Increase (Decrease) in Net Assets from Capital Share Transactions	84,251,487	35,387,181

Total Increase (Decrease) in Net Assets	116,798,172	101,242,056

Net Assets:
Beginning of Year	292,084,722	190,842,666
End of Year	$408,882,894	$292,084,722

Share Transactions:
Issued	13,650,000	7,975,000
Redeemed	(11,750,000)	(7,125,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,900,000	850,000

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Small Cap Equity ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$1,572,933	$840,964
Net Realized Gain (Loss)(1)	3,593,637	3,283,513
Net Change in Unrealized Appreciation (Depreciation)	(7,231,727)	11,659,855
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,065,157)	15,784,332

Distributions:	(1,606,964)	(955,142)

Return of Capital:	(3,223)	—

Total Distributions	(1,610,187)	—

Capital Share Transactions:
Issued	70,703,920	65,928,828
Redeemed	(57,351,582)	(46,494,189)
Increase (Decrease) in Net Assets from Capital Share Transactions	13,352,338	19,434,639

Total Increase (Decrease) in Net Assets	9,676,994	34,263,829

Net Assets:
Beginning of Year	98,149,507	63,885,678
End of Year	$107,826,501	$98,149,507

Share Transactions:
Issued	1,450,000	1,400,000
Redeemed	(1,175,000)	(1,000,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	275,000	400,000

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Concluded)

	ETC 6 Meridian Quality Growth ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$76,619	$(170,468)
Net Realized Gain (Loss)(1)	1,851,064	4,894,015
Net Change in Unrealized Appreciation (Depreciation)	(895,277)	6,004,224
Net Increase (Decrease) in Net Assets Resulting from Operations	1,032,406	10,727,771

Return of Capital:	(87,978)	—

Capital Share Transactions:
Issued	36,761,104	33,844,556
Redeemed	(20,582,483)	(24,743,931)
Increase (Decrease) in Net Assets from Capital Share Transactions	16,178,621	9,100,625

Total Increase (Decrease) in Net Assets	17,123,049	19,828,396

Net Assets:
Beginning of Year	50,785,823	30,957,427
End of Year	$67,908,872	$50,785,823

Share Transactions:
Issued	1,150,000	1,175,000
Redeemed	(650,000)	(850,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	500,000	325,000

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year

	Years Ended November 30,
	2025		2024		2023		2022		2021
Net Asset Value, beginning of year	$38.00		$33.07		$32.21		$29.54		$26.65
Investment Activities
Net Investment income (loss)*	0.84		0.57		0.69		0.67		0.50
Net realized and unrealized gain (loss)	0.99		4.95		0.84		2.66		2.88
Total from investment activities	1.83		5.52		1.53		3.33		3.38
Distributions to shareholders from:
Net Investment Income	(0.86)		(0.59)		(0.67)		(0.66)		(0.49)
Total Distributions	(0.86)		(0.59)		(0.67)		(0.66)		(0.49)
Net Asset Value, end of year	$38.97		$38.00		$33.07		$32.21		$29.54
Net Asset Value, Total Return (%)(1)	4.87		16.81		4.86		11.44		12.76
Ratios to Average Net Assets
Expenses (%)	0.71	(2)	1.03	(3)	1.01	(4)	0.82	(5)	0.84	(6)
Expenses excluding waivers (%)	0.71	(2)	1.03	(3)	1.01	(4)	0.82	(5)	0.84	(6)
Net investment income (loss) (%)	2.19	(2)	1.61	(3)	2.15	(4)	2.22	(5)	1.72	(6)
Supplemental Data
Net Assets end of year (000)	$496,808		$447,476		$362,985		$314,875		$246,619
Portfolio turnover rate (%)(7)	214		159		160		164		171

*       Per share data calculated using average shares method.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.47%, 0.47% and 2.43%.

(3)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.75%, 0.75% and 1.89%.

(4)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.76%, 0.76% and 2.40%.

(5)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.78%, 0.78% and 2.26%.

(6)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.80%, 0.80% and 1.76%.

(7)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Low Beta Equity Strategy ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year

	Years Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$39.32	$31.77	$34.11	$33.63	$28.70
Investment Activities
Net Investment income (loss)*	0.76	0.46	0.53	0.44	0.21
Net realized and unrealized gain (loss)	(1.96)	7.56	(2.36)	0.49	4.94
Total from investment activities	(1.20)	8.02	(1.83)	0.93	5.15
Distributions to shareholders from:
Net Investment Income	(0.78)	(0.47)	(0.51)	(0.45)	(0.22)
Total Distributions	(0.78)	(0.47)	(0.51)	(0.45)	(0.22)
Net Asset Value, end of year	$37.34	$39.32	$31.77	$34.11	$33.63
Net Asset Value, Total Return (%)(1)	(3.00)	25.43	(5.35)	2.80	17.96
Ratios to Average Net Assets
Expenses (%)	0.49	0.77	0.79	0.80	0.82
Expenses excluding waivers (%)	0.49	0.77	0.79	0.80	0.82
Net investment income (loss) (%)	2.06	1.31	1.64	1.32	0.64
Supplemental Data
Net Assets end of year (000)	$191,377	$190,698	$139,770	$156,899	$137,049
Portfolio turnover rate (%)(2)	61	56	59	73	70

*       Per share data calculated using average shares method.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Mega Cap Equity ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year

	Years Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$46.55	$35.18	$34.67	$34.50	$29.14
Investment Activities
Net Investment income (loss)*	1.11	0.72	0.77	0.77	0.58
Net realized and unrealized gain (loss)	3.49	11.38	0.48	0.14	5.39
Total from investment activities	4.60	12.10	1.25	0.91	5.97
Distributions to shareholders from:
Net Investment Income	(1.13)	(0.73)	(0.74)	(0.74)	(0.58)
Net realized capital gains	—	—	—	—	(0.03)
Total Distributions	(1.13)	(0.73)	(0.74)	(0.74)	(0.61)
Net Asset Value, end of year	$50.02	$46.55	$35.18	$34.67	$34.50
Net Asset Value, Total Return (%)(1)	10.05	34.68	3.74	2.73	20.59
Ratios to Average Net Assets
Expenses (%)	0.48	0.77	0.78	0.80	0.82
Expenses excluding waivers (%)	0.48	0.77	0.78	0.80	0.82
Net investment income (loss) (%)	2.35	1.75	2.26	2.27	1.76
Supplemental Data
Net Assets end of year(000)	$408,883	$292,085	$190,843	$177,680	$158,680
Portfolio turnover rate (%)(2)	181	153	144	160	166

*       Per share data calculated using average shares method.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Small Cap Equity ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year

	Years Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$52.35	$43.31	$44.28	$49.08	$35.05
Investment Activities
Net Investment income (loss)*	0.78	0.50	0.83	0.56	0.40
Net realized and unrealized gain (loss)	(2.19)	9.12	(1.02)	(4.76)	14.00
Total from investment activities	(1.41)	9.62	(0.19)	(4.20)	14.40
Distributions to shareholders from:
Net Investment Income	(0.79)	(0.58)	(0.78)	(0.60)	(0.37)
Return of Capital	— (1)	—	—	—	—
Total Distributions	(0.79)	(0.58)	(0.78)	(0.60)	(0.37)
Net Asset Value, end of year	$50.15	$52.35	$43.31	$44.28	$49.08
Net Asset Value, Total Return (%)(2)	(2.63)	22.35	(0.37)	(8.58)	41.20
Ratios to Average Net Assets
Expenses (%)	0.53	0.82	0.85	0.89	0.88
Expenses excluding waivers (%)	0.53	0.82	0.85	0.89	0.88
Net investment income (loss) (%)	1.61	1.07	1.96	1.24	0.87
Supplemental Data
Net Assets end of year(000)	$107,827	$98,150	$63,886	$65,314	$62,572
Portfolio turnover rate (%)(3)	82	86	98	91	104

*       Per share data calculated using average shares method.

(1)       Amount represents less than $0.01.

(2)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Quality Growth ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Years Ended November 30,				Period Ended November 30, 2021†
	2025	2024	2023	2022
Net Asset Value, beginning of year/period	$32.77	$25.27	$21.89	$26.78	$24.28
Investment Activities
Net Investment income (loss)*	0.04	(0.12)	(0.06)	0.02	(0.03)
Net realized and unrealized gain (loss)	0.37	7.62	3.46	(4.90)	2.53
Total from investment activities	0.41	7.50	3.40	(4.88)	2.50
Distributions to shareholders from:
Net Investment Income	—	—	(0.01)	(0.01)	—
Return of Capital	(0.05)	—	(0.01)	—	—	(1)
Total Distributions	(0.05)	—	(0.02)	(0.01)	—
Net Asset Value, end of year/period	$33.13	$32.77	$25.27	$21.89	$26.78
Net Asset Value, Total Return (%)(2)	1.25	29.68	15.52	(18.23)	10.30
Ratios to Average Net Assets
Expenses (%)	0.60	1.00	1.00	1.00	1.00	(3)
Expenses excluding waivers (%)	0.60	1.00	1.01	1.08	1.52	(3)
Net investment income (loss) (%)	0.13	(0.42)	(0.26)	0.07	(0.18	)(3)
Supplemental Data
Net Assets end of year/period (000)	$67,909	$50,786	$30,957	$29,005	$25,443
Portfolio turnover rate (%)(4)	54	74	59	84	40

*       Per share data calculated using average shares method.

†               Commenced operations on May 10, 2021.

(1)       Amount represents less than $0.01.

(2)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(3)       Annualized.

(4)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2025

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF (each, a “Fund” and collectively, the “Funds”). Each Fund seeks to provide capital appreciation. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. The ETC 6 Meridian Low Beta Equity Strategy ETF and ETC 6 Meridian Small Cap Equity ETF are classified as “diversified” under the 1940 Act. The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF and ETC 6 Meridian Quality Growth ETF are classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Funds, other than the ETC 6 Meridian Quality Growth ETF, commenced operations on May 8, 2020. The ETC 6 Meridian Quality Growth ETF commenced operations on May 10, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time

ETC 6 Meridian

Notes to Financial Statements

November 30, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year ended November 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

Each Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of November 30, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years, the last three tax year ends remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Counterparty Risk and Collateral — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF invests in exchange-traded derivatives, such as futures and exchange-traded options. Counterparty risk on these derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the Fund is required to deposit collateral in the amount specified by the clearinghouse and the clearing firm (“margin requirement”), and the margin requirement must be maintained over the life of the contract. Collateral for exchange-traded derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used. Cash posted by the Fund, if any, is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the Fund. Securities posted by the Fund, if any, are noted in the accompanying schedule of investments. Both forms of collateral remain in the Fund’s assets. Exchange-traded derivatives may only be closed out on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Options — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The ETC 6 Meridian Hedge Equity-Index Option Strategy ETF entered into option contracts during the year ended November 30, 2025. These options were index options composed entirely of equity risk.

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of November 30, 2025, if applicable. The amount of realized gain (loss) on Written Options are presented on the Statements of Operations as “Net Realized Gain (Loss) on Written Options”. The change in the net fair value of the Written Options are included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Written Options”.

For the year ended November 30, 2025, the average quarterly notional amount of options held in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF were as follows:

Average Quarterly Notional Balance Long	$—
Average Quarterly Notional Balance Short	$(506,784,162)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Concluded)

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

Effective January 1, 2025, for the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.31% of the average daily net assets of each Fund. Prior to January 1, 2025, the annual advisory fee rate for each Fund was 0.61%.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s fee arrangement, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other

ETC 6 Meridian

Notes to Financial Statements

November 30, 2025 (Continued)

3. SERVICE PROVIDERS (Concluded)

expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.00% of each Fund’s average daily net assets until at least April 1, 2026 (“Expense Cap”). The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon thirty (30) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Board may permit the Adviser to retain the difference between a Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

As of November 30, 2025 there were no fees which were waived and/or reimbursed to a Fund by the Adviser, which may be subject to possible future recapture, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser.

During the year ended November 30, 2025, the Adviser recaptured previously waived fees of $18,719 for ETC 6 Meridian Quality Growth ETF.

Sub-Advisory Agreement

Madison Avenue Financial Solutions, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board.

Under the Sub-Advisory Agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee out of the fee the Adviser receives from the Funds.

Pursuant to an arrangement between the Adviser and the Sub-Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay Fund expenses above the Expense Cap and has agreed, to the extent applicable, to pay the Adviser a minimum fee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended November 30, 2025, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2025 (Continued)

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$1,092,122,822	$1,132,275,463
ETC 6 Meridian Low Beta Equity Strategy ETF	114,693,399	115,972,969
ETC 6 Meridian Mega Cap Equity ETF	697,687,465	704,064,695
ETC 6 Meridian Small Cap Equity ETF	79,915,589	81,596,369
ETC 6 Meridian Quality Growth ETF	31,444,348	32,082,014

For the year ended November 30, 2025, there were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the year ended November 30, 2025, the in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$766,443,989	$718,704,174	$109,643,963
ETC 6 Meridian Low Beta Equity Strategy ETF	94,606,969	84,134,328	21,135,134
ETC 6 Meridian Mega Cap Equity ETF	638,174,086	548,197,505	80,774,901
ETC 6 Meridian Small Cap Equity ETF	70,365,341	56,666,323	13,968,582
ETC 6 Meridian Quality Growth ETF	36,242,040	19,509,189	4,601,713

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

At November 30, 2025, the Funds reclassified the following permanent amounts between paid-in capital and distributable earnings (accumulated losses), the reclassification is primarily related to in-kind redemptions, net operating losses, and non-deductible expenses:

	Paid-in Capital	Distributable Earnings (Accumulated Losses)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$105,605,341	$(105,605,341)
ETC 6 Meridian Low Beta Equity Strategy ETF	20,695,445	(20,695,445)
ETC 6 Meridian Mega Cap Equity ETF	78,064,368	(78,064,368)
ETC 6 Meridian Small Cap Equity ETF	13,854,073	(13,854,073)
ETC 6 Meridian Quality Growth ETF	4,460,535	(4,460,535)

ETC 6 Meridian

Notes to Financial Statements

November 30, 2025 (Continued)

5. TAX INFORMATION (Continued)

The tax character of dividends and distributions paid during the years ended November 30, 2025 and November 30, 2024, were as follows:

	Ordinary Income	Return of Capital	Totals
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2025	$11,333,996	$—	$11,333,996
2024	6,609,357	—	6,609,357
ETC 6 Meridian Low Beta Equity Strategy ETF
2025	$4,017,589	$—	$4,017,589
2024	2,172,352	—	2,172,352
ETC 6 Meridian Mega Cap Equity ETF
2025	$9,358,606	$—	$9,358,606
2024	4,297,958	—	4,297,958
ETC 6 Meridian Small Cap Equity ETF
2025	$1,606,964	$3,223	$1,610,187
2024	955,142	—	955,142
ETC 6 Meridian Quality Growth ETF
2025	$—	$87,978	$87,978
2024	—	—	—

As of November 30, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Undistributed Ordinary Income	$27,446	$60,054	$37,697	$—	$—
Capital Loss Carryforwards	(203,165,126)	(39,849,344)	(72,847,791)	(31,879,042)	(9,911,750)
Unrealized Appreciation (Depreciation)	21,344,770	7,782,615	15,363,276	3,309,289	8,155,972
Other Temporary Differences	(3)	—	2	3	4
Total Distributable Earnings (Accumulated Losses)	$(181,792,913)	$(32,006,675)	$(57,446,816)	$(28,569,750)	$(1,755,774)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$132,765,311	$70,399,815	$203,165,126
ETC 6 Meridian Low Beta Equity Strategy ETF	23,413,704	16,435,640	39,849,344
ETC 6 Meridian Mega Cap Equity ETF	64,096,423	8,751,368	72,847,791
ETC 6 Meridian Small Cap Equity ETF	22,273,137	9,605,905	31,879,042
ETC 6 Meridian Quality Growth ETF	7,316,431	2,595,319	9,911,750

For Federal income tax purposes, the cost of securities owned at November 30, 2025 were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2025 (Continued)

5. TAX INFORMATION (Concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at November 30, 2025, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$480,403,039	$37,049,467	$(15,704,697)	$21,344,770
ETC 6 Meridian Low Beta Equity Strategy ETF	183,352,302	21,761,078	(13,978,463)	7,782,615
ETC 6 Meridian Mega Cap Equity ETF	393,152,226	29,672,857	(14,309,581)	15,363,276
ETC 6 Meridian Small Cap Equity ETF	104,474,690	11,329,242	(8,019,953)	3,309,289
ETC 6 Meridian Quality Growth ETF	59,782,087	11,592,867	(3,436,895)	8,155,972

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting, and may experience wide bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Funds’ strategy may not be successfully implemented and the Funds may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the models or data been correct and complete.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2025 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Concluded)

Non-Diversification Risk (ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Hedged Equity-Index Option Strategy ETF and ETC 6 Meridian Quality Growth ETF only). Each Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Options Risk (ETC 6 Meridian Hedged Equity-Index Strategy ETF only). Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Sector Focus Risk (ETC 6 Meridian Quality Growth ETF only). The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Information Technology Sector Risk (ETC 6 Meridian Quality Growth ETF only). The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the Information Technology Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

7. OTHER

At November 30, 2025, the records of the Trust, reflected that 100% of the Funds’ total shares outstanding were held by Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	4
ETC 6 Meridian Low Beta Equity Strategy ETF	3
ETC 6 Meridian Mega Cap Equity ETF	4
ETC 6 Meridian Small Cap Equity ETF	2
ETC 6 Meridian Quality Growth ETF	2

ETC 6 Meridian

Notes to Financial Statements

November 30, 2025 (Concluded)

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

ETC 6 Meridian

Report of Independent Registered Public Accounting Firm

November 30, 2025

To the Shareholders of ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF, and ETC 6 Meridian Quality Growth ETF and Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of Exchange Traded Concepts Trust, as of November 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, and ETC 6 Meridian Small Cap Equity ETF	For the year ended November 30, 2025	For the years ended November 30, 2025 and 2024	For the years ended November 30, 2025, 2024, 2023, 2022, and 2021
ETC 6 Meridian Quality Growth ETF	For the year ended November 30, 2025	For the years ended November 30, 2025 and 2024	For the years ended November 30, 2025, 2024, 2023, 2022 and for the period from May 10, 2021 (commencement of operations) through November 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

ETC 6 Meridian

Report of Independent Registered Public Accounting Firm

November 30, 2025 (Concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 22, 2026

ETC 6 Meridian

Notice to Shareholders (Unaudited)

November 30, 2025

For shareholders that do not have a November 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2025, the Funds are designating the following items with regard to distributions paid during the year.

Fund Name	Return of Capital	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)	Foreign Tax Credit
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Low Beta Equity Strategy ETF	0.00%	100.00%	100.00%	89.23%	91.82%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Mega Cap Equity ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Small Cap Equity ETF	0.20%	99.80%	100.00%	97.55%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Quality Growth ETF	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)       Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)       The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it’s reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)       U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)       The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)       The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

ETC 6 Meridian

Other Information (Form N-CSR Items 8-11) (Unaudited)

November 30, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7) and in the Funds’ Statement of Additional Information which can be found on SEC.gov.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (together, the “Agreements”) with respect to the ETC 6 Meridian Mega Cap Equity ETF (“SIXA”), ETC 6 Meridian Hedged Equity-Index Option ETF (“SIXH”), ETC 6 Meridian Low Beta Equity ETF (“SIXL”), ETC 6 Meridian Small Cap Equity ETF (“SIXS”), ETC 6 Meridian Quality Growth ETF (“SXQG”), ETC 6 Meridian Quality Value ETF (“SXQV”), and ETC 6 Meridian Quality Dividend Yield ETF (“SXQY”) (each, a “Fund” and collectively, the “Funds”):

•        the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds; and

•        the sub-advisory agreement between ETC and Madison Avenue Financial Solutions, LLC (“Madison Avenue”) pursuant to which Madison Avenue provides sub-advisory services to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and Madison Avenue are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Funds to disclose in their Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Madison Avenue and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from ETC provided an overview of ETC’s and Madison Avenue’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Madison Avenue. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Madison Avenue

ETC 6 Meridian

Other Information (Form N-CSR Items 8-11) (Unaudited)

November 30, 2025 (Continued)

to each Fund; (ii) each Fund’s performance; (iii) ETC’s and Madison Avenue’s costs of and profits realized from providing advisory and sub-advisory services to each Fund, including any fall-out benefits to ETC and Madison Avenue or their respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to each Fund, the Board considered ETC’s and Madison Avenue’s specific responsibilities in all aspects of day-to-day management of each Fund.

The Board considered that beyond portfolio management, ETC’s responsibilities, including through its affiliates, include overseeing the activities of Madison Avenue, including regular review of Madison Avenue’s performance and compliance functions; trading portfolio securities and other investment instruments on behalf of each Fund based on instructions from Madison Avenue; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds. The Board considered that, subject to the supervision of ETC and oversight of the Board, Madison Avenue’s responsibilities include developing, implementing, and maintaining each Fund’s investment program; providing security selection instructions to ETC; overseeing general portfolio compliance with relevant law; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds. The Board noted that it had been provided with ETC’s and Madison Avenue’s registration forms on Form ADV as well as their responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance programs, risk management programs, and financial conditions, and whether there had been material changes to such information since it was last presented to the Board. The Board noted no material changes to ETC’s staffing, management, or overall condition over the past year. The Board considered the qualifications, experience, and responsibilities of ETC’s and Madison Avenue’s investment personnel, the quality of ETC’s and Madison Avenue’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board considered ETC’s and Madison Avenue’s experience working with ETFs, including the Funds, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust. The Board also considered the recent or pending organizational changes at ETC and Madison Avenue. The Board also noted no other material changes to ETC’s and Madison Avenue’s staffing, management, or overall condition over the past year.

The Board also considered other services provided to the Funds by ETC, including through its affiliates, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering each Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to each Fund’s business activities; supervising each Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Performance. The Board noted that performance information was not available for SXQY and SXQV because those Funds had not yet commenced operations. The Board reviewed the performance of each of the other Funds in light of each Fund’s stated investment objective, noting that each Fund is actively managed. The Board was provided with reports regarding each Fund’s past performance, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds (each a “Peer Group”) for various time periods ended June 30, 2025. The Board reviewed this information for each Fund in turn, noting its observations with respect to each Fund.

ETC 6 Meridian

Other Information (Form N-CSR Items 8-11) (Unaudited)

November 30, 2025 (Continued)

ETC 6 Meridian Mega Cap Equity ETF (SIXA)

The Board found that SIXA outperformed the Peer Group mean and median for the June 30, 2025 year-to-date and 1-year periods (annualized), underperformed for the 3-year period, and was marginally under the mean and median for the 5-year period. The Board observed that the Fund’s returns were generally in line with certain other competitors within the Peer Group. The Fund outperformed the overall return of its benchmark index (S&P 500 Index) for the one-year period and underperformed for the three- and five-year periods ended June 30, 2025. The Board observed that the Fund delivered top quartile performance for 2025.

ETC 6 Meridian Low Beta Equity Strategy ETF (SIXL)

The Board found that SIXL underperformed the Peer Group mean and median for the June 30, 2025 year-to-date, one-, three- and five-year periods (annualized). The Fund underperformed its benchmark index (the S&P Total Markets Index) and former benchmark (Equal Weight Blended return of the S&P 500 Index, S&P SmallCap 600 Index, and S&P MidCap 400 Index) for each of the one-, three- and five-year and since inception periods ended June 30, 2025.

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (SIXH)

The Board found that SIXH outperformed the Peer Group mean and median for the June 30, 2025 year-to-date, 3-year and 5-year periods (annualized), but marginally underperformed the mean and median for the 1-year period. The Board found that Fund underperformed its broad-based benchmark index (S&P 500 Index) but generally performed in line with its secondary benchmark (CBOE S&P 500 Buy/Write Index) for the 1-year, 5-year and since inception periods ended June 30, 2025.

ETC 6 Meridian Small Cap Equity ETF (SIXS)

The Board found that SIXS underperformed the Peer Group mean and median for the June 30, 2025 year-to-date, 3-year and 5-year periods (annualized), and were the median return for the 1-year period. The Board observed that other than the year-to-date period, the Fund’s returns have been positive across its operating history. The Fund underperformed its broad-based benchmark index (S&P Total Markets Index) for all reported periods but generated slight underperformance to its narrower secondary benchmark (SmallCap 600 Index) for the 1-, 3- and 5-year periods, and has outperformed that benchmark since inception.

ETC 6 Meridian Quality Growth ETF (SXQG)

The Board found that SXQG underperformed the Peer Group mean and median for the June 30, 2025 year-to-date, 1-year and 3-year periods (annualized). The Fund also underperformed its benchmark index (the S&P 500 Index) and former benchmark (Russell 1000 Growth Index) for each of the 1-year, 3-year and since inception periods June 30, 2025.

Based on the information presented, the Adviser believes that the performance of Madison Avenue, while it was mixed across the Funds it advised, is nevertheless satisfactory for the period with respect to each of the Funds. The Board noted that, based on the experience of Madison Avenue and with oversight by ETC, each of ETC and Madison Avenue are expected to continue to provide satisfactory performance for each Fund and its shareholders.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid or to be paid by each Fund to ETC and the sub-advisory fee paid or to be paid by ETC to Madison Avenue under the Agreements. The Board reviewed a report prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information.

The Board noted that certain of the Fund’s advisory fee were at the high end of its respective peer group range, where SIXA’s, SIXS’s, and SXQG’s, and SXQY’s actual and estimated net total expenses were the highest among their respective Peer Groups; and where SIXL’s and SXQV’s actual and estimated net total expenses were the

ETC 6 Meridian

Other Information (Form N-CSR Items 8-11) (Unaudited)

November 30, 2025 (Concluded)

third highest of their Peer Groups; and where SIXH’s net total expenses were the fourth highest of its Peer Group. The Board took into account that due to the specialized nature of each Fund’s strategy, there are limitations in comparing each Fund’s advisory fee to those of other funds and the information provided by the Peer Group report may not provide meaningful direct comparisons to the Funds.

The Board considered that effective January 1, 2025, the management fee of each Fund was reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31%. Correspondingly, the sub-advisory fee rate was also reduced from an annual rate of 0.49% of each Fund’s average daily net assets to an annual rate of 0.19%. The Board also considered that ETC has contractually agreed to waive its fees and reimburse expenses for the Funds to ensure that the total operating expenses of each Fund do not exceed a certain amount. In addition, the Board considered that the sub-advisory fee is paid by ETC, not the Funds, and that the sub-advisory fee reflects an arm’s length negotiation between ETC and Madison Avenue. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and Madison Avenue given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by ETC and Madison Avenue in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Madison Avenue from its relationship with the Funds, and reviewed profitability information from ETC and Madison Avenue with respect to each Fund. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the advisory and sub-advisory arrangements with the Funds being only modestly profitable to ETC and Madison Avenue, respectively.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board observed that ETC is realizing a profit with respect to some of the Funds but that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Other Benefits. The Board considered other direct and indirect benefits that could be realized by ETC and Madison Avenue from their respective relationships with the Funds. The Board considered that ETC and Madison Avenue do not utilize soft dollars with respect to the Funds. The Board considered that ETC and Madison Avenue receive some form of reputational benefits from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits ETC and Madison Avenue receives from their respective relationships with the Funds are reasonable and appropriate.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of each Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Sub-Adviser:
Madison Avenue Financial Solutions, LLC
8301 E 21st St. North, Suite 150
Wichita, KS 67206

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-SIXM-ETF (749-6383)

•   https://6meridianfunds.com/investor-materials

MER-AR-001-0500

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)       The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

	By	/s/ Richard Malinowski
Richard Malinowski,
Principal Executive Officer

Date: January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By	/s/ Richard Malinowski
Richard Malinowski,
Principal Executive Officer

Date: January 27, 2026

	By	/s/ Christopher W. Roleke
Christopher W. Roleke,
Principal Financial Officer

Date: January 27, 2026